SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
25-Jul-07
J.P. Morgan Acceptance Corporation I
(I.R.S. Employer Identification No.)
13-3475488
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
26-Jun-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-130192-36
Commission File Number of depositor:
333-130192
(Exact name of sponsor as specified in its charter)
J.P. MORGAN MORTGAGE ACQUISITION CORP.
(Former name, former address, if changed since last report)
No Change
J.P. MORGAN MORTGAGE TRUST 2007-A2
MORTGAGE PASS-THROUGH CERTIFICATES
270 Park Avenue
New York, NY
10017
(212) 834-3850
Delaware
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
X
1-A-1 [___] [___] [_X_]
1-A-1M [___] [___] [_X_]
1-A-1S [___] [___] [_X_]
1-A-2 [___] [___] [_X_]
1-A-R [___] [___] [_X_]
2-A-1 [___] [___] [_X_]
2-A-2 [___] [___] [_X_]
2-A-3 [___] [___] [_X_]
2-A-3F [___] [___] [_X_]
2-A-3L [___] [___] [_X_]
2-A-3M [___] [___] [_X_]
2-A-3S [___] [___] [_X_]
2-A-4 [___] [___] [_X_]
2-A-5 [___] [___] [_X_]
2-A-5M [___] [___] [_X_]
2-A-5S [___] [___] [_X_]
3-A-1 [___] [___] [_X_]
3-A-2 [___] [___] [_X_]
3-A-3 [___] [___] [_X_]
3-A-3F [___] [___] [_X_]
3-A-3L [___] [___] [_X_]
3-A-3M [___] [___] [_X_]
3-A-3S [___] [___] [_X_]
3-A-4 [___] [___] [_X_]
3-A-5 [___] [___] [_X_]
4-A-1 [___] [___] [_X_]
4-A-1M [___] [___] [_X_]
4-A-1S [___] [___] [_X_]
4-A-2 [___] [___] [_X_]
4-A-2F [___] [___] [_X_]
4-A-2L [___] [___] [_X_]
4-A-2M [___] [___] [_X_]
4-A-2S [___] [___] [_X_]
4-A-3 [___] [___] [_X_]
4-A-4 [___] [___] [_X_]
4-A-4M [___] [___] [_X_]
4-A-4S [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
B-4 [___] [___] [_X_]
B-5 [___] [___] [_X_]
B-6 [___] [___] [_X_]
P [___] [___] [_X_]
Item 1. Distribution and Pool Performance Information.
On July 25, 2007, a distribution was made to the holders of J.P. Morgan Mortgage
Trust 2007-A2, Mortgage Pass-Through Certificates, Series 2007-A2. The distribution report is attached as Exhibit 99.1 to this Form 10-D.
Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D: Statement to
Certificateholders relating to the July 25, 2007 distribution is filed as Exhibit 99.1 hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
(Signature)
J.P. MORGAN MORTGAGE TRUST 2007-A2
Shannon M. Rantz
Vice President
Shannon M. Rantz
/s/ :
8/6/2007
PART II - OTHER INFORMATION
MORTGAGE PASS-THROUGH CERTIFICATES
(Issuing Entity)
U.S. Bank National Association
(Master Servicer)
EXHIBIT INDEX
Exhibit Number
Description
EX-99.1
Monthly report distributed to the holder of the J.P. Morgan Mortgage Trust 2007-A2, Mortgage
Pass-Through Certificates, Series 2007-A2, relating to the July 25, 2007 distribution.
Date:
(b) The exhibits required to be filed by Registrant pursuant to this Form and Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.